GOODWILL (Details) - 12 months ended Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Goodwill [Roll Forward]
Balance at end of period	$ 33,560	¥ 217,394
Goodwill impairment		0
YJS
Goodwill [Roll Forward]
Acquisition		203,574
Zhiding Youyuan
Goodwill [Roll Forward]
Acquisition		¥ 13,820